MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4   -       MARKETABLE SECURITIES

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2022:

Marketable securities	Amortized Cost	Unrealized gains	Unrealized losses	Fair Value
Matures within one year:
Corporate bonds	114,475	1	(1,341)	113,135
Governmental bonds	54,282	-	(344)	53,938
	168,757	1	(1,685)	167,073
Matures after one year:
Corporate bonds	147,888	28	(6,046)	141,870
Governmental bonds	11,948	-	(356)	11,592
	159,836	28	(6,402)	153,462

	328,593	29	(8,087)	320,535

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2021:

Marketable securities	Amortized Cost	Unrealized gains	Unrealized losses	Fair Value
Matures within one year:
Corporate bonds	53,238	-	(67)	53,171
Governmental bonds	8,409	-	(12)	8,397
	61,647	-	(79)	61,568
Matures after one year:
Corporate bonds	122,701	-	(1,138)	121,563
Governmental bonds	15,954	1	(103)	15,852
	138,655	1	(1,241)	137,415

	200,302	1	(1,320)	198,983

Proceeds from maturity of available-for-sale marketable securities during the year ended December 31, 2022, were $80,391.

Proceeds from sales of available-for sale marketable securities during the year ended December 31, 2022, were $934 which led to $68 realized losses. The Company had no proceeds from sales of available-for sale marketable securities during the year ended December 31, 2021, therefore no realized gains or losses from the sale of available-for-sale marketable securities were recognized.

Out of the $8,087 unrealized loss as of December 31, 2022, unrealized loss of $1,191 was included in the unrealized loss balance as of December 31, 2021.